Earnings Per Share (Schedule Of Basic And Diluted EPS) (Details) (USD $)	6 Months Ended	3 Months Ended																6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011 As Adjusted [Member]		Oct. 31, 2010 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]		Apr. 30, 2010 As Adjusted [Member]		Jan. 31, 2010 As Adjusted [Member]		Oct. 31, 2009 As Adjusted [Member]		Jul. 31, 2009 As Adjusted [Member]		Apr. 30, 2009 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Basic:
Income from continuing operations	$ 0.68																	$ 0.73	$ 1.48	$ 1.20	$ 1.05
Income from discontinued operations	$ 0.19																	$ 0.09	$ 0.17	$ 0.05	$ 0.05
Total basic earnings per share	$ 0.87	$ 0.35	[1]	$ 0.47	[1]	$ 0.50	[1]	$ 0.32	[1]	$ 0.31	[1]	$ 0.34	[1]	$ 0.31	[1]	$ 0.29	[1]	$ 0.82	$ 1.65	$ 1.25	$ 1.10
Diluted:
Income from continuing operations	$ 0.68																	$ 0.73	$ 1.48	$ 1.19	$ 1.03
Income from discontinued operations	$ 0.19																	$ 0.09	$ 0.16	$ 0.04	$ 0.05
Total diluted earnings per share	$ 0.87	$ 0.35	[1]	$ 0.46	[1]	$ 0.50	[1]	$ 0.32	[1]	$ 0.30	[1]	$ 0.34	[1]	$ 0.31	[1]	$ 0.29	[1]	$ 0.82	$ 1.64	$ 1.23	$ 1.08

[1]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.